Note 25 - Commitments and Contingencies (Details Textual)	12 Months Ended
	Mar. 31, 2020 CAD ($) shares	Mar. 31, 2019 CAD ($)	Mar. 31, 2012
Daniel MacDonald [member]
Statement Line Items [Line Items]
Legal proceedings, number of class A special shares exchangeable for common shares (in shares) | shares	9,500,000
Credit facility [member]
Statement Line Items [Line Items]
Borrowings, letters of credit	$ 72,500,000	$ 94,000,000
Surety bond [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	63,400,000
Contingent liability for guarantees [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	$ 64,400,000
Legal proceedings contingent liability [member] | Federal minimum wage and overtime [member]
Statement Line Items [Line Items]
Legal proceedings, number of plaintiffs			1,800
Legal proceedings contingent liability [member] | Ohio state overtime claims [member]
Statement Line Items [Line Items]
Legal proceedings, number of plaintiffs			8,000
Bottom of range [member]
Statement Line Items [Line Items]
Leasing period	1
Bottom of range [member] | Property, plant and equipment subject to operating leases [member]
Statement Line Items [Line Items]
Leasing period	1
Top of range [member]
Statement Line Items [Line Items]
Leasing period	10
Top of range [member] | Property, plant and equipment subject to operating leases [member]
Statement Line Items [Line Items]
Leasing period	8